Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILMINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Aug. 31, 2016
Supplement [Text Block]	wf_SupplementTextBlock

Supplement dated April 21, 2017 to the Wilmington Funds Prospectus dated August 31, 2016

(the “Prospectus”)

Effective April 21, 2017, the information in the Prospectus with respect to the Wilmington Multi-Manager Real Asset Fund (the “Fund”), will be amended as follows:

1.	The following supplements and replaces information in the sub-section entitled “Principal Investment Strategies of the Fund” on pages 15-16 of the Prospectus relating to the Fund:

In order to gain exposure to the commodities markets without investing directly in physical commodities, the Fund can invest in investment companies, exchange traded funds (“ETFs”), structured notes, futures contracts, forward currency exchange contracts, currency futures and swap agreements. The Fund’s anticipated use of structured notes, futures contracts, forward currency exchange contracts, currency futures and swap agreements may at times be substantial. In conjunction with this investment strategy, the Fund’s Advisor may invest directly in cash or cash equivalents and repurchase agreements secured by U.S. Government securities. The Fund may also invest in common stocks, preferred stocks and convertible securities of issuers in commodity-related industries to gain exposure to the commodities markets. The Fund may also invest in master limited partnerships (“MLPs”) indirectly through other investment vehicles, such as open-end investment companies.

2.	The following supplements and is added to information in the sub-section entitled “Principal Risks of Investing in the Fund” on pages 16-19 of the Prospectus relating to the Fund:

•	Master Limited Partnerships (“MLPs”) Risk. Investing in MLPs entails risks related to fluctuations in energy prices, decreases in the supply of, or demand for, energy commodities, decreases in demand for MLPs in rising interest rate environments, unique tax consequences due to the partnership structure and potentially limited liquidity.

3.	The following supplements and amends information on page 19 of the Prospectus, under the section entitled “Performance Information” and the sub-section entitled “Average Annual Total Returns”:

Performance Information

The returns presented for the Fund for periods prior to March 9, 2012 reflect the performance of a former series of WT Mutual Fund, also known as Wilmington Multi-Manager Real Asset Fund (the “Predecessor Fund”). The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s new primary broad-based market index, the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index, which the Adviser believes more appropriately reflects the Fund’s investment goal than the previous primary broad-based market index, the Bloomberg Barclays World Government Inflation-Linked Bond Index (USD Hedged), as well as the returns for the Real Asset Blended Index constructed by the Advisor. Updated performance information is available at www.wilmingtonfunds.com.

Average Annual Total Returns

(For the periods ended December 31, 2015)

	1 Year	5 Years	10 Years
Class I Shares
Return Before Taxes	(5.03)%	1.54%	3.31%
Return After Taxes on Distributions	(6.99)%	0.58%	2.12%
Return After Taxes on Distributions Sale of Fund Shares	(2.73)%	0.83%	2.25%
Class A Shares
Return Before Taxes	(10.45)%	0.16%	2.47%
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (reflects no deductions for fees, expenses or taxes) *	(1.44)%	2.55%	3.93%
Bloomberg Barclays World Government Inflation- Linked Bond Index (USD Hedged)
(reflects no deductions for fees, expenses or taxes)	(1.12)%	3.63%	4.18%
Real Asset Blended Index (reflects no deductions for fees, expenses or taxes)**	(4.07)%	2.81%	3.95%

*	The Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index is a market-capitalization-weighted index that includes all inflation-protected public obligations issued by the U.S. Treasury.

**	The Blended Index is calculated by the investment advisor and represents the weighted return of 50% Bloomberg Barclays World Government Inflation-Linked Bond Index, 35% S&P Developed Property Index and 15% Bloomberg Commodity Index for the period since January 1, 2011. For the period from January 1, 2009 until January 1, 2011 the Blended Index represented the weighted return of 40% Bloomberg Barclays World Government Inflation-Linked Bond Index, 30% S&P Developed Property Index and 30% Bloomberg Commodity Index, and for the period from inception until January 1, 2009, the Blended Index represented the weighted return of 50% Bloomberg Barclays U.S. TIPS Index, 30% FTSE NAREIT Equity Index and 20% Bloomberg Commodity Index.
After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Wilmington Multi-Manager Real Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wf_SupplementTextBlock

Supplement dated April 21, 2017 to the Wilmington Funds Prospectus dated August 31, 2016

(the “Prospectus”)

Effective April 21, 2017, the information in the Prospectus with respect to the Wilmington Multi-Manager Real Asset Fund (the “Fund”), will be amended as follows:

1.	The following supplements and replaces information in the sub-section entitled “Principal Investment Strategies of the Fund” on pages 15-16 of the Prospectus relating to the Fund:

In order to gain exposure to the commodities markets without investing directly in physical commodities, the Fund can invest in investment companies, exchange traded funds (“ETFs”), structured notes, futures contracts, forward currency exchange contracts, currency futures and swap agreements. The Fund’s anticipated use of structured notes, futures contracts, forward currency exchange contracts, currency futures and swap agreements may at times be substantial. In conjunction with this investment strategy, the Fund’s Advisor may invest directly in cash or cash equivalents and repurchase agreements secured by U.S. Government securities. The Fund may also invest in common stocks, preferred stocks and convertible securities of issuers in commodity-related industries to gain exposure to the commodities markets. The Fund may also invest in master limited partnerships (“MLPs”) indirectly through other investment vehicles, such as open-end investment companies.

2.	The following supplements and is added to information in the sub-section entitled “Principal Risks of Investing in the Fund” on pages 16-19 of the Prospectus relating to the Fund:

•	Master Limited Partnerships (“MLPs”) Risk. Investing in MLPs entails risks related to fluctuations in energy prices, decreases in the supply of, or demand for, energy commodities, decreases in demand for MLPs in rising interest rate environments, unique tax consequences due to the partnership structure and potentially limited liquidity.

3.	The following supplements and amends information on page 19 of the Prospectus, under the section entitled “Performance Information” and the sub-section entitled “Average Annual Total Returns”:

Performance Information

The returns presented for the Fund for periods prior to March 9, 2012 reflect the performance of a former series of WT Mutual Fund, also known as Wilmington Multi-Manager Real Asset Fund (the “Predecessor Fund”). The Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class I Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s new primary broad-based market index, the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index, which the Adviser believes more appropriately reflects the Fund’s investment goal than the previous primary broad-based market index, the Bloomberg Barclays World Government Inflation-Linked Bond Index (USD Hedged), as well as the returns for the Real Asset Blended Index constructed by the Advisor. Updated performance information is available at www.wilmingtonfunds.com.

Average Annual Total Returns

(For the periods ended December 31, 2015)

	1 Year	5 Years	10 Years
Class I Shares
Return Before Taxes	(5.03)%	1.54%	3.31%
Return After Taxes on Distributions	(6.99)%	0.58%	2.12%
Return After Taxes on Distributions Sale of Fund Shares	(2.73)%	0.83%	2.25%
Class A Shares
Return Before Taxes	(10.45)%	0.16%	2.47%
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (reflects no deductions for fees, expenses or taxes) *	(1.44)%	2.55%	3.93%
Bloomberg Barclays World Government Inflation- Linked Bond Index (USD Hedged)
(reflects no deductions for fees, expenses or taxes)	(1.12)%	3.63%	4.18%
Real Asset Blended Index (reflects no deductions for fees, expenses or taxes)**	(4.07)%	2.81%	3.95%

*	The Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index is a market-capitalization-weighted index that includes all inflation-protected public obligations issued by the U.S. Treasury.

**	The Blended Index is calculated by the investment advisor and represents the weighted return of 50% Bloomberg Barclays World Government Inflation-Linked Bond Index, 35% S&P Developed Property Index and 15% Bloomberg Commodity Index for the period since January 1, 2011. For the period from January 1, 2009 until January 1, 2011 the Blended Index represented the weighted return of 40% Bloomberg Barclays World Government Inflation-Linked Bond Index, 30% S&P Developed Property Index and 30% Bloomberg Commodity Index, and for the period from inception until January 1, 2009, the Blended Index represented the weighted return of 50% Bloomberg Barclays U.S. TIPS Index, 30% FTSE NAREIT Equity Index and 20% Bloomberg Commodity Index.
After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.